TCG Financial Series Trust I

TCG Cash Reserve Money Market Fund

Incorporated herein by reference is the prospectus supplement for the TCG Cash Reserve Money Market Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on November 4, 2015 (SEC Accession No. 0001162044-15-001089).